Submission	Jul. 31, 2025
Submission [Line Items]
Central Index Key	0001615219
Registrant Name	Salarius Pharmaceuticals, Inc.
Registration File Number	333-284368
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES